SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss)/Income before income taxes	$ (433)	$ (3,164)	$ 1,686
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ (73)	$ (538)	$ 287
Income tax expense at statutory rate, percent	17.00%	17.00%	17.00%
Tax effect of non-taxable income	$ (46)	$ (164)	$ (443)
Tax effect of non- taxable income, percent	10.62%	5.18%	(26.28%)
Tax effect of non-deductible items	$ 69	$ 236	$ 156
Tax effect of non deductible items, percent	(15.94%)	(7.46%)	9.25%
Effect of lower tax rate in foreign jurisdictions	$ 76	$ 324
Effect of lower tax rate in foreign jurisdications, percent	(17.55%)	(10.24%)
Tax refund			$ (49)
Tax refund, percent			(2.91%)
Tax holiday			$ 3
Unrecognized deferred tax assets	$ (39)	$ 142
Unrecognized deferred tax assets, percent	9.02%	(4.49%)
Overprovision in prior years		$ (310)
Overprovision in prior years, percent		9.80%
Other	$ 13		$ (7)
Other, percent	(3.00%)		(0.42%)
Income tax benefit		$ (310)	$ (53)
Income tax benefit, percentage	0.00%	9.80%	(3.14%)